Change of presentation of expenses and IFRS 3 adjustment - Statements Of Financial Position (Details) - SEK (kr) kr in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Total non-current assets	kr 508,151	kr 447,138	kr 452,060
Total current assets	950,142	1,012,772	736,582
TOTAL ASSETS	1,458,293	1,459,910	1,188,643
Equity
Share capital	2,364	2,094	1,998
Additional paid-in-capital	2,539,458	2,459,741	2,141,445
Retained earnings, including net loss for the period	(1,820,728)	(1,453,554)	(1,212,237)
Equity attributable to equity holders of the Parent Company	721,094	1,008,281	931,206	kr 1,210,491
Non-controlling interests			32,172		kr 45,809
Total equity	721,094	1,008,281	963,378
Non-current liabilities
Provisions	8,859	17,712	15,135
Deferred tax liabilities	32,259	30,856	33,261
Total non-current liabilities	558,705	316,183	103,204
Total current liabilities	178,494	135,446	122,060
TOTAL EQUITY AND LIABILITIES	kr 1,458,293	kr 1,459,910	1,188,643
Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Non-current assets
Other intangible assets			400,078
Goodwill			38,320
Other non-current assets			13,663
Total non-current assets			452,060
Total current assets			736,582
TOTAL ASSETS			1,188,643
Equity
Share capital			1,998
Additional paid-in-capital			2,141,445
Retained earnings, including net loss for the period			(1,212,237)
Equity attributable to equity holders of the Parent Company			931,206
Non-controlling interests			32,172
Total equity			963,378
Non-current liabilities
Deferred tax liabilities			33,261
Other non-current liabilities			69,943
Total non-current liabilities			103,204
Total current liabilities			122,060
TOTAL EQUITY AND LIABILITIES			1,188,643
Previously reported | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Non-current assets
Other intangible assets			433,646
Goodwill			47,663
Other non-current assets			13,663
Total non-current assets			494,973
Total current assets			736,582
TOTAL ASSETS			1,231,555
Equity
Share capital			1,998
Additional paid-in-capital			2,141,445
Retained earnings, including net loss for the period			(1,205,601)
Equity attributable to equity holders of the Parent Company			937,842
Non-controlling interests			32,860
Total equity			970,702
Non-current liabilities
Deferred tax liabilities			68,849
Other non-current liabilities			69,943
Total non-current liabilities			138,792
Total current liabilities			122,060
TOTAL EQUITY AND LIABILITIES			1,231,555
Adjustment | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Non-current assets
Other intangible assets			(33,569)
Goodwill			(9,344)
Total non-current assets			(42,912)
TOTAL ASSETS			(42,912)
Equity
Retained earnings, including net loss for the period			(6,636)
Equity attributable to equity holders of the Parent Company			(6,636)
Non-controlling interests			(688)
Total equity			(7,324)
Non-current liabilities
Deferred tax liabilities			(35,588)
Total non-current liabilities			(35,588)
TOTAL EQUITY AND LIABILITIES			kr (42,912)